UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-8255

Exact name of registrant
as specified in charter:	The World Funds, Inc.

Address of principal	8730 Stony Point Parkway
executive offices:	Suite 205
Richmond, VA 23235

Name and address	Jones & Keller, P.C.
of agent for service:	1999 Broadway, Suite 3150
Denver, CO. 80202

Registrant’s telephone number,
including area code:	(800) 527-9525

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Item #1. Reports to Stockholders.

Semi-Annual Report to Shareholders

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

For the Six Months Ended
June 30, 2014
(unaudited)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-527-9525. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-527-9525.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2014 and are subject to change at any time.

Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

1

2

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	LONG POSITIONS
	COMMON STOCKS	88.11%

	DIVERSIFIED/OTHER	20.37%
27,600	Alexander’s Inc.		$10,197,372
442,700	Forest City Enterprise, Inc. , Class A*		8,796,449
543,884	I Star Financial Inc.		8,147,383
335,100	Ishares DJ US R.E.		24,056,829
366,427	Kennedy Wilson Holdings Inc.		9,827,572
296,700	Plum Creek Timber Co.		13,381,170
104,400	Vornado Realty Trust		11,142,612

			85,549,387

	HEALTHCARE	5.81%
156,100	Alexandria Real Estate Equities, Inc.		12,119,604
852,757	Physicians Realty Trust		12,271,173

			24,390,777

	HOTEL	5.04%
1,974,100	Hersha Hospitality Trust		13,246,211
129,832	Hyatt Hotels Corp.*		7,917,155

			21,163,366

	MORTGAGE REIT	7.86%
440,000	Colony Financial Inc.		10,216,800
1,819,500	Resource Capital Corp.		10,243,785
818,300	Winthrop Realty Trust		12,560,905

			33,021,490

	MULTI-FAMILY	13.44%
351,300	Apartment Investment & Management Co. “A”		11,336,451
151,200	Mid-America Apartment Communities, Inc.		11,045,160
260,100	Realogy Holdings Corp.*		9,808,371
226,448	Sun Communities, Inc.		11,286,168
671,100	WCI Communities, Inc.*		12,958,941

			56,435,091

	OFFICE/INDUSTRIAL	18.69%
855,700	Brandwine Realty Trust		13,348,920
841,500	Cousins Property		10,476,675
694,300	Duke Realty Corp.		12,608,488
444,000	Mack-Cali Realty Corp.		9,537,120
583,700	Parkway Properties, Inc.		12,053,405
270,800	Prologis Trust		11,127,172
654,618	Rexford Industrial Realty, Inc.		9,321,760

			78,473,540

3

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	RETAIL	16.90%
520,200	Developers Diversified Realty Corp.		$9,171,126
422,000	General Growth Properties, Inc.		9,942,320
1,127,150	Glimcher Realty Trust		12,207,035
526,100	Hudson’s Bay Co.		8,337,724
494,200	Kimco Realty Corp.		11,356,716
1,936,400	Kite Realty Group Trust		11,889,496
484,900	Ramco-Gershenson Properties Trust		8,059,038

			70,963,455

	TOTAL COMMON STOCKS		369,997,106

	(Cost: $303,713,114)

	PREFERRED STOCK	2.85%

	NON-CONVERTIBLE PREFERRED	2.36%
158,200	ISTAR Financial Inc, Series I, 7.500%		3,886,974
250,400	Resource Capital Corp., Series B, 8.250%		6,039,648

			9,926,622

	CONVERTIBLE	0.49%
33,800	Ramco-Gershenson Properties Trust, Series D, 7.250%		2,071,602

	TOTAL PREFERRED STOCKS		11,998,224

	(Cost: $8,927,166)

	TOTAL LONG POSITIONS		381,995,330

	(Cost: $312,640,280)

	MONEY MARKET
35,808,423	Money Market Fiduciary, 0.00274%	8.53%	35,808,423

	(Cost: $35,808,423)

	NET INVESTMENTS IN SECURITIES
	(Cost: $348,448,703)	99.49%	$417,803,753
	Liabilities in excess of other assets	0.51%	2,140,159

	NET ASSETS	100.00%	$419,943,912

* Non-income producing (security is considered non-income producing if at least one dividend been paid during the last year preceding the date of the Fund’s related balance sheet.)

See Notes to Financial Statements

4

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2014 (unaudited)

ASSETS
Investments at fair value (identified cost of $348,448,703) (Note 1)	$417,803,753
Cash	102,496
Dividends and interest receivable	1,741,779
Receivable for capital stock sold	661,383
Prepaid expenses	148,742

TOTAL ASSETS	420,458,153

LIABILITIES
Payable for capital stock redeemed	132,547
Accrued investment management fees	340,811
Accrued 12b-1 fees	8,195
Accrued administration, transfer agency and accounting fees	21,452
Accrued custodian fees	3,567
Other accrued expenses	7,669

TOTAL LIABILITIES	514,241

NET ASSETS	$419,943,912

Net Assets Consist of:
Paid-in-capital applicable to 24,592,349 $0.01 par value shares of common stock outstanding, 50,000,000 shares authorized	$346,219,896
Accumulated net investment income	26,001
Accumulated net realized gain (loss) on investments	4,342,965
Accumulated net unrealized appreciation (depreciation) on investments	69,355,050

Net Assets	$419,943,912

NET ASSET VALUE PER SHARE
Class I
($372,856,195/ 21,814,401 shares outstanding; 25,000,000 authorized)	$17.09

Class P
($47,087,717/ 2,777,948 shares outstanding; 25,000,000 authorized)	$16.95

See Notes to Financial Statements

5

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2014 (unaudited)

INVESTMENT INCOME
Dividends	$6,342,995
Interest	2,251

Total investment income	6,345,246

EXPENSES
Investment management fees (Note 2)	1,840,929
12b-1 fees, Class P (Note 2)	52,138
Recordkeeping and administrative services (Note 2)	139,859
Accounting fees (Note 2)	143,742
Custodian fees	12,933
Transfer agent fees (Note 2)	79,839
Professional fees	43,940
Filing and registration fees (Note 2)	37,657
Directors fees	5,356
Compliance fees	4,317
Shareholder servicing and reports	110,489
Other	49,698

Total expenses	2,520,897
Fees paid indirectly (Note 6)	(7,593)

Net expenses	2,513,304

Net investment income (loss)	3,831,942

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(19,668)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	36,434,381

Net realized and unrealized gain (loss) on investments	36,414,713

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$40,246,655

See Notes to Financial Statements

6

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended	Year ended
	June 30, 2014	December 31,
	(unaudited)	2013

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$3,831,942	$1,914,395
Net reallized gain (loss) on investments, securiites sold short, and foreign currencies	(19,668)	21,386,692
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foregin currencies	36,434,381	2,894,166

Increase (decrease) in net assets from operations	40,246,655	26,195,253

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	(3,423,740)	(1,813,613)
Class P	(382,201)	(100,782)
Realized gains
Class I	-	(11,959,703)
Class P	-	(1,266,095)
Return of capital
Class I	-	-
Class P	-	-

Decrease in net assets from distributions	(3,805,941)	(15,140,193)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Class I	88,994,252	219,698,239
Class P	16,390,426	42,420,177
Distributions reinvested
Class I	1,706,074	6,044,187
Class P	355,670	1,285,507
Shares redemmed
Class I	(38,857,880)	(101,809,581)
Class P	(8,405,414)	(13,093,667)

Increase (decrease) in net assets from capital stock transactions	60,183,128	154,544,862

NET ASSETS
Increase (decrease) during period	96,623,842	165,599,922
Beginning of period	323,320,070	157,720,148

End of period	$419,943,912	$323,320,070

See Notes to Financial Statements

7

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF CASH FLOWS
Six months ended June 30, 2014 (unaudited)

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$40,246,655
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(112,885,752)
Proceeds from disposition of investment securities	42,123,377
Proceeds from disposition of short term securities, net	15,671,689
Decrease (increase) in receivables for securities sold	951,959
Decrease (increase) in dividends and interest receivable	(157,566)
Decrease (increase) in prepaid assets	(75,944)
Increase (decrease) in payable for securities purchased	(8,148,576)
Increase (decrease) in accrued manangement fees	74,020
Increase (decrease) in other accrued expenese	1,164
Unrealized appreciation on investments	(36,434,381)
Net realized loss from investments	19,668

Net cash provided by operating activities	(58,613,687)

Cash flows from financing activities:
Proceeds from shares sold	107,910,241
Payments on shares redeemed	(47,536,281)
Cash distributions paid	(1,744,199)

Net cash used in financing activities	58,629,761

Net increase (decrease) in cash	16,074

Cash:
Beginning balance	86,422

Ending balance	$102,496

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestment of dividend distributions	$2,061,744

See Notes to Financial Statements

8

REMS REAL ESTATE VALUE OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class I Shares(1)

	Six Months
	Ended
	June 30, 2014
	(unaudited)		2013	2012	2011	2010	2009

Net asset value, beginning of period	$15.53		$14.24	$11.38	$12.00	$9.30	$7.00

Investment activities
Net investment income (loss)	0.17		0.12	0.09	0.17	0.19	0.31
Net realized and unrealized gain (loss) on investments	1.55		1.97	3.21	(0.47)	2.83	2.43

Total from investment activities	1.72		2.09	3.30	(0.30)	3.02	2.76

Distributions
Net investment income	(0.16)		(0.11)	(0.09)	(0.16)	(0.19)	(0.29)
Net realized gain	-		(0.69)	-	-	-	-
Return of capital	-		-	(0.35)	(0.16)	(0.13)	(0.17)

Total distributions	(0.16)		(0.80)	(0.44)	(0.32)	(0.32)	(0.46)

Net asset value, end of period	$17.09		$15.53	$14.24	$11.38	$12.00	$9.30

Total Return	11.13%	***	14.75%	29.29%	(2.38% )	32.98%	42.66%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.34%	**	1.45%	1.74%	1.50%	1.72%	1.96%
Expenses, net of fees paid directly/ before waiver or recovery	1.34%	**	1.44%	1.70%	1.39%	1.66%	1.86%
Expenses, net of fees paid indirectly and waiver or recovery	1.34%	**	1.44%	1.70%	1.52%	1.53%	1.59%
Net investment income (loss)	2.11%	**	0.75%	0.69%	1.41%	1.86%	4.37%
Portfolio turnover rate	23.85%	***	40.88%	24.88%	107.47%	99.36%	139.01%
Net assets, end of period (000’s)	$372,856		$288,683	$153,557	$151,747	$93,200	$45,194

**	Annualized
***	Not annualized
(1)	Per share amounts calculated using the average share method.
(A)	Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement.

See Notes to Financial Statements

9

REMS REAL ESTATE VALUE OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class P Shares(1)

	Six Months						Year
	Ended						December 23, 2009
	June 30, 2014						To
	(unaudited)		2013	2012	2011	2010	December 31, 2009(2)

Net asset value, beginning of period	$15.40		$14.13	$11.29	$11.91	$9.22	$9.34

Investment activities
Net investment income (loss)	0.15		0.08	0.06	0.14	0.21	0.04
Net realized and unrealized gain (loss) on investments	1.54		1.95	3.18	(0.47)	2.77	(0.08)

Total from investment activities	1.69		2.03	3.24	(0.33)	2.98	(0.04)

Distributions
Net investment income	(0.14)		(0.07)	(0.05)	(0.15)	(0.16)	(0.04)
Net realized gain	-		(0.69)	-	-	-	-
Return of capital	-		-	(0.35)	(0.14)	(0.13)	(0.04)

Total distributions	(0.14)		(0.76)	(0.40)	(0.29)	(0.29)	(0.08)

Net asset value, end of period	$16.95		$15.40	$14.13	$11.29	$11.91	$9.22

Total Return	11.03%	***	14.42%	28.98%	(2.68% )	32.87%	(0.39%	)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.59%	**	1.70%	1.99%	1.75%	1.97%	2.15%	**
Expenses, net of fees paid directly/ before waiver or recovery	1.59%	**	1.69%	1.95%	1.64%	1.91%	2.05%	**
Expenses, net of fees paid indirectly and waiver or recovery	1.59%	**	1.69%	1.95%	1.77%	1.78%	1.84%	**
Net investment income (loss)	1.86%	**	0.50%	0.44%	1.16%	2.00%	4.12%	***
Portfolio turnover rate	23.85%	***	40.88%	43.19%	107.47%	99.36%	139.01%
Net assets, end of period (000’s	$47,088		$34,637	$4,163	$3,465	$3,825	$2

**	Annualized
***	Not annualized
(1)	Per share amounts calculated using the average share method.
(2)	Commencement of operations for Class P shares was December 23, 2009.
(A)	Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement.

See Notes to Financial Statements

10

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2014 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

     The REMS Real Estate Value-Opportunity Fund (the “Fund”), formerly known as the Hillview/REMS Leveraged REIT fund; name change effective on October 28, 2004, is a series of The World Funds, Inc. (“TWF”); which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in December, 2002 originally as a series of Hillview Investment Trust II. Effective November 23, 2005, the Fund was reorganized as a series of TWF under the Agreement and Plan of Reorganization (the “Plan”). TWF has allocated to the Fund 50,000,000 (Class I: 25,000,000, Class P: 25,000,000) shares of its 1,500,000,000 shares of $.01 par value common stock. The Fund maintains its financial statements, information and performance history in accordance with the Plan.

     The investment objective of the Fund is to achieve long-term growth of capital and current income. Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry and other real estate related investments including real estate investment trusts (“REITs”) and real estate operating companies (“REOCs”).

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

     The Fund’s securities are valued at fair value. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the NAV is determined as of such times.

     The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security;

11

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are in U.S. equity securities traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

     When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

     The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

     Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

     The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

	Level 1	Level 2	Level 3
	Quoted	Other	Significant
	Prices	Significant	Unobservable	Total
		Observable	Inputs
		Inputs
Common Stocks/Preferred Stocks	$381,995,330	$-	$-	$381,995,330
Money Market	35,808,423	-	-	35,808,423

	$417,803,753	$-	$-	$417,803,753

     Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

     The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

     There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

Security Transactions and Income

     Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     The Fund uses a major financial institution as its prime broker to process securities transactions and to provide custodial and other services. Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate. The Fund also borrows on margin for security purchases.

     Securities are held as collateral by the prime broker against margin obligations. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Fund’s investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where credit risk with respect to the prime broker.

13

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

Accounting Estimates

     In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

     Management has reviewed the Fund’s tax positions for each of the open tax years (2011-2013) and expected to be taken in the 2014 tax return, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

     GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended June 30, 2014, there were no such reclassifications.

Class Net Asset Values and Expenses

     All income, expenses not attributable to a particular class, and realized and unrealized gains or losses on investments, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Currency Translation

     The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial

14

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Real Estate Investment Trust Securities

     The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

Short Sales

     A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund engages in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market

15

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. At June 30, 2014, there were no outstanding securities sold short. For the six months ended June 30, 2014, the Fund incurred no fees related to short sales.

NOTE 2 – INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group (“REMS”), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. In the interest of limiting the operating expenses of the Fund, REMS has contractually agreed to waive or limit its fees and to assume other operating expenses, so that the ratio of total operating expenses for the Fund’s shares is limited to 1.50% for Class I shares and 1.75% for Class P shares. Fund operating expenses do not include dividends, interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expense not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”). For the six months ended June 30, 2014, the Advisor earned $1,840,929 in investment management fees.

     REMS may be entitled to reimbursement of fees waived or expenses paid on behalf of the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or expenses paid on behalf of the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to REMS with respect to any waivers, reductions, and payments made with respect to the Fund. For the six months ended June 30, 2014, REMS waived no advisory fees.

     First Dominion Capital Corporation (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended June 30, 2014, no underwriting fees were received by FDCC in connection with the distribution of the Fund’s shares.

     The Fund has adopted a Distribution Plan (the “Plan”) for Class P Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributor of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Class P shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class P shares. For the six months ended June 30, 2014, there were $52,138 in Class P 12b-1 expenses incurred.

16

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

     Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing registration services. For such administrative services, CSS receives an asset-based fee based on the Fund’s average daily net assets. For the six months ended June 30, 2014, CSS earned $139,859 for its services.

     Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s Transfer and Dividend Disbursing Agent. For the six months ended June 30, 2014, CFSI earned $79,839 for its services.

     Commonwealth Fund Accounting (“CFA”) is the Fund’s Accounting agent. For the six months ended June 30, 2014, CFA earned $143,742 for its services.

     Certain officers and/or an interested director of the Fund are also officers, principals and/or a director of CFA, CSS, FDCC and CFSI.

NOTE 3 – INVESTMENTS

     The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2014, aggregated $112,885,753 and $42,123,376, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

     Monthly income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

17

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

     The tax character of distributions paid during the six months ended June 30, 2014 and the year ended December 31, 2013 was as follows:

	Six months ended
	June 30, 2014	Year ended
	(unaudited)	December 31, 2013

Distributions paid from
Ordinary Income	$3,805,941	$3,520,043
Realized gains	-	11,620,150
Return of capital	-	-

Total	$3,805,941	$15,140,193

     As of June 30, 2014, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income	$26,001
Accumulated net realized gain (loss)	4,342,965
Net unrealized appreciation on investments	9,355,050

$73,724,016

     The difference between book basis and tax basis distributable earnings is attributable primarily to the tax deferral of losses on wash sales.

     As of June 30, 2014, the cost for Federal income tax purpose was $348,448,702.

     Net unrealized appreciation consists of:

Gross unrealized appreciation	$71,504,903
Gross unrealized depreciation	(2,149,853)

Net unrealized appreciation	$30,769,901

NOTE 5 – CAPITAL STOCK TRANSACTIONS

	Class I Shares		Class I Shares
	Six months ended		Year ended
	June 30, 2014		December 31, 2013
	(unaudited)
	Shares	Value	Shares	Value
Shares sold	5,512,000	$88,994,252	13,906,945	$219,698,239
Shares reinvested	103,798	1,706,074	388,361	6,044,187
Shares redeemed	(2,392,236)	(38,857,880)	(6,486,416)	(101,809,581)

Net Increase (decrease)	3,223,562	$51,842,446	7,808,890	$123,932,845

18

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

	Class P Shares		Class P Shares
	Six months ended		Year ended
	June 30, 2014		December 31, 2013
	(unaudited)
	Shares	Value	Shares	Value
Shares sold	1,028,479	$16,390,426	2,705,927	$42,420,177
Shares reinvested	21,843	355,670	83,415	1,285,507
Shares redeemed	(521,681)	(8,405,414)	(837,740)	(13,093,667)

Net Increase (decrease)	528,641	$8,340,682	1,954,602	$30,612,017

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

     The Fund entered into agreements with ConvergEx Execution Solutions LLC (“ConvergEx”) and Capital Institutional Services, Inc. (“CAPIS”), brokerage services providers, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred, including but not limited to custodial, transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to the Fund by third-party service providers which are properly disclosed in the prospectus of the Fund. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator. JPM and CAPIS transferred $7,593 to the Fund’s administrator to offset operating expenses during the six months ended June 30, 2014.

NOTE 7 – RISKS AND CONCENTRATIONS

     The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund also engages in borrowing for leverage. The Fund has the ability to borrow funds only from banks (leverage) on a secured basis to invest in portfolio securities. The Fund anticipates that, under normal circumstances, the Fund will have a level of leverage of 10% or more of its net assets a majority of the time. However, the Fund may have no leverage or less than 10% leverage for an extended period of time when the Fund believes that leverage or leverage of 10% or more is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).

19

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2014 (unaudited) (continued)

     Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

     The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

     To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the return on the funds available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

     There were no outstanding borrowings during the six months ended June 30, 2014.

NOTE 8 – SUBSEQUENT EVENTS

     Subsequent to the period ended June 30, 2014, a special meeting of the shareholders of the Fund was held for the purpose of considering the approval of a reorganization of the Fund into a corresponding newly created series of another investment company, the World Funds Trust. The reorganization was approved by the shareholders of the Fund and the closing of the reorganization took place on August 15, 2014.

     Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

20

REMS REAL ESTATE VALUE FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
 The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

21

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2014 and held for the six months ended June 30, 2014.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

22

Class I Shares	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During the Period* January 1, 2014 through June 30, 2014
Actual	$1,000	$1,111.50	$7.02
Hypothetical (5% return before expenses)	$1,000	$1,018.30	$6.71

Class P Shares	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During the Period* January 1, 2014 through June 30, 2014
Actual	$1,000	$1,110.30	$8.32
Hypothetical (5% return before expenses)	$1,000	$1,017.05	$7.95

* Expenses are equal to the Fund’s annualized expense ratio of 1.34% for Class I and 1.59% for Class P, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

23

Investment Adviser:
Real Estate Management Services Group
1100 Fifth Avenue South,
Suite 305
Naples, Florida 34102

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway,
Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:
For account information, wire purchase or redemptions, call or write to the REMS fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway,
Suite 205
Richmond, Virginia 23235

More Information:
For 24 hour, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services, Inc. at (800) 527-9525 Toll Free. Fund information is also available online at www.theworldfunds.com

Semi-Annual Report to Shareholders

REMS REAL ESTATE INCOME 50/50 FUND

For the Six Months Ended
June 30, 2014
(unaudited)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-527-9525. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-527-9525.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2014 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
June 30, 2014
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	LONG POSITIONS
	COMMON STOCKS	58.27%

	DIVERSIFIED/OTHER	6.69%
99,600	Plum Creek Timber Co., Inc.		$4,491,960
62,800	WP Carey Inc.		4,044,320

			8,536,280

	HEALTHCARE	7.33%
225,800	Biomed Realty Trust Inc.		4,929,214
173,600	Healthcare Realty Trust		4,412,912

			9,342,126

	HOTEL	4.19%
795,400	Hersha Hospitality Trust		5,337,134

	MORTGAGE REIT	9.01%
162,600	Colony Financial Inc.		3,775,572
669,500	Resource Capital Corp.		3,769,285
256,992	Winthrop Realty Trust		3,944,827

			11,489,684

	MULTI-FAMILY	7.83%
80,600	Home Properties, Inc.		5,155,176
96,963	Sun Communities, Inc.		4,832,636

			9,987,812

	OFFICE/INDUSTRIAL	10.90%
343,200	Brandywine Realty Trust		5,353,920
293,700	Duke Realty Corp.		5,333,592
149,800	Mack-Cali Realty Corp.		3,217,704

			13,905,216

	RETAIL	12.32%
147,200	Agree Realty Corp		4,449,856
427,300	Glimcher Realty Trust		4,627,659
315,600	Kite Realty Group		1,937,784
282,400	Ramco-Gerhenson Properties Trust		4,693,488

			15,708,787

	TOTAL COMMON STOCKS		74,307,039

	(Cost: $61,681,358)

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
June 30, 2014
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	PREFERRED STOCK	39.14%

	CONVERTIBLE PREFERRED	1.15%
23,900	Ramco-Gershenson Properties Trust, Series D, 7.250%		$1,464,831

	DIVERSIFIED/OTHER	3.40%
72,300	Digital Realty Trust, Series G, 5.875%		1,593,492
25,000	Public Storage, Series Y, 6.3750%		636,500
92,200	Vornado Realty Trust, Series L, 5.400%		2,111,380

			4,341,372

	HEALTHCARE	2.08%
50,000	Alexandria Real Estate Equities, Inc., Series E, 6.450%		1,257,500
55,437	Sabra Health Care Reit, Inc., Series A, 7.125%		1,390,915

			2,648,415

	HOTEL	3.61%
26,200	Felcor Lodging Trust Inc., Series A, $1.95		684,082
24,600	Felcor Lodging Trust Inc., Series C, 8.000%		634,680
23,500	Hersha Hospitality Trust, Series B, 8.000%		797,226
31,800	Hersha Hospitality Trust, Series C, 6.875%		606,770
78,200	LaSalle Hotel Properties, Series I, 6.375%		1,874,454

			4,597,212

	MORTGAGE REIT	8.98%
63,000	Annaly Capital Management, Series C, 7.625%		1,552,950
28,500	Annaly Capital Management, Series D, 7.500%		691,125
47,900	Colony Financial Inc., Series A, 8.500%		1,291,384
50,000	Colony Financial Inc., Series B, 7.500%*		1,250,000
48,400	ISTAR Financial Inc, Series D, 8.000%		1,213,872
50,200	ISTAR Financial Inc., Series I, 7.500%		1,233,414
54,900	Northstar Realty Financial, Series A, 8.750%		1,385,127
23,650	Northstar Realty Financial, Series B, 8.250%		604,494
92,200	Resource Capital Corp., Series B, 8.250%		2,223,864

			11,446,230

	MULTI-FAMILY	3.48%
30,510	Apartment Investment & Management Co., Series Z, 7.000%		785,022
54,100	Equity Lifestyle Properties, Series C, 6.750%		1,353,041
90,646	Sun Communities Inc., Series A, 7.125%		2,301,502

			4,439,565

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
June 30, 2014
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	INDUSTRIAL	1.26%
26,311	Duke Realty Corp., Series L, 6.600%		$657,775
39,300	PS Business Parks, Inc., Series T, 6.000%		947,916

			1,605,691

	OFFICE	3.66%
54,700	Boston Properties, Inc., Series B, 5.250%		1,269,587
23,908	Brandywine Realty Trust, Series E, 6.900%		631,410
57,000	Kilroy Realty Corp., Series H, 6.375%		1,365,720
57,300	SL Green Realty Corp., Series I, 6.500%		1,403,850

			4,670,567

	RETAIL	11.52%
74,000	CBL & Associates Properties, Inc., Series D, 7.375%		1,875,900
54,800	Developers Diversified Realty Corp., Series J, 6.500%		1,360,684
56,700	Developers Diversified Realty Corp., Series K, 6.250%		1,355,130
48,700	Entertainment Property Trust, Series F, 6.625%		1,198,020
83,600	General Growth Properties, Inc., Series A, 6.375%		2,014,760
81,900	Glimcher Realty Trust, Series I, 6.875%		2,049,138
62,433	Regency Centers Corp., Series G, 6.000%		1,481,535
32,100	Saul Centers, Inc., Series C, 6.875%		810,525
53,000	Taubman Centers Inc., Series K, 6.250%		1,277,300
49,700	Urstadt Biddle Properties, Inc., Series F, 7.125%		1,262,877

			14,685,869

	TOTAL PREFERRED STOCKS		49,899,752

	(Cost: $47,926,424)

	TOTAL LONG POSITIONS		124,206,791

	(Cost: $109,607,782)

	MONEY MARKET
2,160,514	Money Market Fiduciary, 0.00274%	1.69%	2,160,514

	(Cost: $2,160,514)

	NET INVESTMENTS IN SECURITIES
	(Cost: $111,768,296)	99.10%	126,367,305
	Other assets, net of liabilites	0.90%	1,144,344

	NET ASSETS	100.00%	$127,511,649

* Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the first year preceding the date of the Fund’s related Statement of Assets and Liabilities.)

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2014 (unaudited)

ASSETS
Investments at fair value (identified cost of $111,768,296) (Note 1)	$126,367,305
Cash	52,167
Receivable for securities sold
Receivable for capital stock sold	12,092
Dividends and interest receivable	1,060,296
Tax reclaims receivable	4,674
Prepaid expenses	80,144

TOTAL ASSETS	127,576,678

LIABILITIES
Payable for capital stock purchased	916
Accrued advisory fees	37,301
Accrued custody fees	3,118
Accrued administration, transfer agent and accounting fees	7,511
Other accrued expenses	16,183

TOTAL LIABILITIES	65,029

NET ASSETS	$127,511,649

Net Assets Consist of:
Paid-in-capital applicable to 9,094,708 $0.01 par value shares of
common stock outstanding; 50,000,000 shares authorized	$113,773,249
Accumulated net investment income (loss)	123
Accumulated net realized gain (loss) on investments	(860,732)
Net unrealized appreciation (depreciation) of investments	14,599,009

Net Assets	$127,511,649

NET ASSET VALUE PER SHARE
Institutional Class Shares
($124,997,528 / 8,913,838 shares outstanding; 15,000,000 authorized)	$14.02

Class P Shares
($2,514,121 / 180,870 shares outstanding; 15,000,000 authorized)	$13.90

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2014 (unaudited)

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $661)	$3,777,517
Interest	94

Total investment income	3,777,611

EXPENSES
Investment management fees (Note 2)	309,479
12b-1 fees, Class P (Note 2)	3,103
Recordkeeping and administrative services (Note 2)	39,703
Accounting fees (Note 2)	43,327
Custody fees	6,511
Transfer agent fees (Note 2)	28,588
Professional fees	29,063
Filing and registration fees (Note 2)	11,378
Directors fees	5,356
Compliance fees	4,159
Shareholder servicing and reports	30,453
Interest expense	817
Other	26,292

Total expenses	538,229
Management fee waivers and reimbursed expenses (Note 2)	(39,143)
Fees paid indirectly (Note 6)	(1,082)

Net Expenses	498,004

Net investment income (loss)	3,279,607

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(854,764)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	14,731,978

Net realized and unrealized gain (loss) on investments	13,877,214

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$17,156,821

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended
	June 30, 2014		Year ended
	(unaudited)		December 31, 2013

Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$3,279,607		$5,031,453
Net realized gain (loss) on investments	(854,764)		4,390,998
Net increase (decrease) in unrealized appreciation (depreciation) of investments	14,731,978		(9,341,488)

Increase (decrease) in net assets from operations	17,156,821		80,963

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	(3,217,198)		(4,945,369)
Class P	(62,286)		(86,084)
Net realized gain
Institutional Class	–		(4,311,134)
Class P	–		(85,832)
Return of capital
Institutional Class	–		(412,512)
Class P	–		(8,213)

Decrease in net assets from distributions	(3,279,484)		(9,849,144)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	4,329,653		59,664,903
Class P	23,200		484,516
Distributions reinvested
Institutional Class	1,269,400		3,647,517
Class P	58,682		170,079
Shares redeemed
Institutional Class	(14,098,170	)(1)	(51,085,111	)(1)
Class P	(265,870)		(323,689)

Increase (decrease) in net assets from capital stock transactions	(8,683,105)		12,558,215

NET ASSETS
Increase (decrease) during period	5,194,232		2,790,034
Beginning of period	122,317,417		119,527,383

End of period	$127,511,649		$122,317,417

(1)Reflects redemption fees of $ - and $4,108, respectively

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class(C)

	Six Months					September 1, 2010
	Ended					Through
	June 30, 2014(1)		Year ended December 31,			December 31,		Year ended August 31,

	(unaudited)		2013(1)	2012(1)	2011(1)	2010(1)***		2010(1)	2009(1)

Net asset value, beginning of period	$12.54		$13.34	$11.86	$12.68	$12.50		$12.41	$16.72

Investment activities
Net investment income(loss)	0.35		0.51	0.54	0.62	0.01		0.20	0.30
Net realized and unrealized gain (loss) on investments	1.63		(0.32)	1.73	(0.92)	1.90		0.28	(3.50)

Total from investment activities	1.98		0.19	2.27	(0.30)	1.91		0.48	(3.50)

Distributions
Net investment income	(0.50)		(0.50)	(0.53)	(0.38)	(0.23)		(0.39)	(0.11)
Net realized gain	-		(0.45)	(0.10)	(0.02)	(1.50)		-	(1.00)
Return of capital	-		(0.04)	(0.16)	(0.12)	-		-	-

Total distributions	(0.50)		(0.99)	(0.79)	(0.52)	(1.73)		(0.39)	(1.11)

Net asset value, end of period	$14.02		$12.54	$13.34	$11.86	$12.68		$12.50	$12.41

Total Return	14.75%	**	1.34%	19.49%	(2.22%)	15.22%		3.66%	(18.27%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	0.86%	*	0.86%	0.96%	1.30%	2.24%	(B)*	1.51%	1.40%
Expenses, net of fees paid directly/ before waiver or recovery	0.86%	*	0.86%	0.96%	1.20%	2.24%	(B)*	1.51%	1.40%
Expenses, net of fees paid indirectly and waiver or recovery	0.80%	*	0.80%	0.81%	0.81%	1.89%	(B)	0.99%	0.99%
Net investment income (loss)	8.30%	*	3.71%	4.20%	5.19%	0.18%	*	1.54%	2.47%
Portfolio turnover rate	7.85%	**	39.75%	24.88%	14.52%	3.89%		14.03%	16.90%
Net assets, end of period (000’s)	$124,998		$119,900	$117,268	$48,771	$4,216		$30,029	$28,401

(1)	Per share amounts calculated using the average share method.
*	Annualized
**	Not annualized
***	Effective December 31, 2010, the Fund changed its year end from August 31 to December 31.
(A)	Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement.
(B)	Expense ratio includes expenses incurred for changing investment advisors effective December 31, 2010 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.90% reduction in the expense ratio for the period September 1, 2010 through December 31, 2010.
(C)	The Board of Directors of the World Funds, Inc. approved the change in name of the “Investor” share class to the “Institutional” share class effective January 1, 2011.

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class P(C)

	Six Months					September 1, 2010
	Ended					Through
	June 30, 2014(1)		Year ended December 31,			December 31,		Year ended August 31,

	(unaudited)(1)		2013(1)	2012(1)	2011(1)	2010(1)***		2010(1)	2009(1)

Net asset value, beginning of period	$12.43		$13.22	$11.76	$12.59	$12.41		$12.32	$16.69

Investment activities
Net investment income(loss)	0.33		0.46	0.49	0.59	(0.01)		0.16	0.26
Net realized and unrealized gain (loss) on investments	1.47		(0.31)	1.70	(0.94)	1.90		0.28	(3.53)

Total from investment activities	1.80		0.15	2.19	(0.35)	1.89		0.44	(3.27)

Distributions
Net investment income	(0.33)		(0.45)	(0.49)	(0.35)	(0.21)		(0.35)	(0.10)
Net realized gain	-		(0.45)	(0.10)	(0.02)	(1.50)		-	(1.00)
Return of capital	-		(0.04)	(0.14)	(0.11)	-		-	-

Total distributions	(0.33)		(0.94)	(0.73)	(0.48)	(1.71)		(0.35)	(1.10)

Net asset value, end of period	$13.90		$12.43	$13.22	$11.76	$12.59		$12.41	$12.32

Total Return	14.65%	**	1.03%	18.98%	(2.68%)	15.23%		3.36%	(18.71%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.11%	*	1.20%	1.31%	1.65%	2.59%	(B)*	1.86%	1.75%
Expenses, net of fees paid directly/ before waiver or recovery	1.11%	*	1.20%	1.31%	1.55%	2.59%	(B)*	1.86%	1.75%
Expenses, net of fees paid indirectly and waiver or recovery	1.05%	*	1.14%	1.16%	1.16%	2.24%	(B)*	1.34%	1.34%
Net investment income (loss)	5.05%	*	3.37%	3.85%	4.84%	(0.15%)	*	1.19%	2.27%
Portfolio turnover rate	7.85%	**	39.75%	24.88%	14.52%	3.89%		14.03%	16.90%
Net assets, end of period (000’s)	$2,514		$2,417	$2,259	$2,054	$2,494		$2,191	$2,348

*	Annualized
**	Not annualized
***	Effective December 31, 2010, the Fund changed its year end from August 31 to December 31.
(1)	Per share amounts calculated using the average share method.
(A)	Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement.
(B)	Expense ratio includes expenses incurred for changing investment advisors effective December 31, 2010 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.90% reductioni in the expense ratio for the period September 1, 2010 through December 31, 2010.
(C)	The Board of Directors of the World Funds, Inc. approved the change in name of the Class A shares to the P Class shares effective November 15, 2013.

REMS REAL ESTATE INCOME 50/50 FUND NOTES TO THE FINANCIAL STATEMENTS June 30, 2014 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

          The REMS Real Estate Income 50/50 Fund (the “Fund”) is a series of The World Funds, Inc. (“TWF”) which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 (Investor Class: 15,000,000; Institutional Class: 10,000,000; Class P: 15,000,000; Class C: 10,000,000) of its 1,500,000,000 shares of $.01 par value common stock. Effective August 21, 2008, Institutional Class shares were re-designated as Investor Class shares. Effective November 15, 2013, the Class A shares were re-designated Class P shares.

          Effective December 31, 2010, the Board of Directors of the World Funds, Inc. (the “Board”) approved Real Estate Management Services Group, LLC (“REMS”) to act as investment adviser to the Fund, subject to shareholder approval. Concurrent with this action, the Board changed the name of the Fund to the REMS Real Estate Income 50/50 Fund. Effective January 1, 2011, the Investor Class shares were re-named Institutional shares. On April 4, 2011, shareholders approved the appointment of REMS as advisor to the Fund. The Fund currently offers the Institutional Class and Class P of shares to new investors.

          On April 4, 2011, the shareholders of the Fund approved a change in the Fund’s investment objective and policies. The primary objective of the Fund is to seek to achieve high current income with a secondary objective of long-term capital growth through investment in the shares of publicly traded real estate securities. The Fund will pursue its income strategy through a portfolio of 50% preferred securities and 50% common equities, rebalanced periodically to offset changes in market valuations.

          The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

          The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and

REMS REAL ESTATE INCOME 50/50 FUND NOTES TO THE FINANCIAL STATEMENTS June 30, 2014 (unaudited) (continued)

money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

          The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

          When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. TWF’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the TWF’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

          The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

          Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

REMS REAL ESTATE INCOME 50/50 FUND NOTES TO THE FINANCIAL STATEMENTS June 30, 2014 (unaudited) (continued)

          The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Observable Inputs	Total

Common Stocks	$74,307,039	$–	$–	$74,307,039
Preferred Stocks	49,899,752	–	–	49,899,752
Money Market	2,160,514	–	–	2,160,514

	$126,367,305	$–	$–	$126,367,305

          Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

          The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

          There were no Level 3 investments held during the six months ended June 30, 2014. During the six months ended June 30, 2014, there were no transfers between Levels 1 and 2.

Security Transactions and Income

          Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

          Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

          In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

REMS REAL ESTATE INCOME 50/50 FUND NOTES TO THE FINANCIAL STATEMENTS June 30, 2014 (unaudited) (continued)

Federal Income Taxes

          The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

          Management has reviewed the Fund’s tax positions for each of the open tax years (2011-2013) or expected to be taken in the Fund’s 2014 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

          GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended June 30, 2014, there were no such reclassifications.

Class Net Asset Values and Expenses

          All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Real Estate Investment Trust Securities

          The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earning and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its

REMS REAL ESTATE INCOME 50/50 FUND NOTES TO THE FINANCIAL STATEMENTS June 30, 2014 (unaudited) (continued)

shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital. Management does not estimate the tax character of REIT distribution for which actual information has not been reported.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

          Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group, LLC (“REMS”) provides investment services for an annual fee of 0.50% of average daily net assets of the Fund. For the six months ended June 30, 2014, REMS earned $309,479 and waived $39,143 in investment management fees.

          REMS has contractually agreed to waive its fees and reimburse the Fund for expenses in order to limit operating expenses to 0.80% of daily average net assets for the Institutional Class and 1.05% of daily average net assets for Class P Fund operating expenses do not include interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”).

          REMS may be entitled to reimbursement of fees waived or expenses paid on behalf of the fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or expenses paid on behalf of the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to REMS with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of June 30, 2014 was $349,611 and expires as follows:

2014	$102,281
2015	125,936
2016	82,251
2017	39,143

$349,611

          Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder services, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset-based fee based on the Fund’s average daily net assets. CSS earned $39,703 in administrative fees for the six months ended June 30, 2014.

REMS REAL ESTATE INCOME 50/50 FUND NOTES TO THE FINANCIAL STATEMENTS June 30, 2014 (unaudited) (continued)

          The Fund has adopted a Distribution Plan (the “Plan”) for Class P Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Class P shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class P shares. For the six months ended June 30, 2014, there were $3,103 in Class P 12b-1 expenses incurred.

          First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended six months ended June 30, 2014, FDCC received no underwriting fees.

          Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s Transfer and Dividend Disbursing Agent. CFSI earned for its services, $28,588 for the six months ended June 30, 2014.

          Commonwealth Fund Accounting (“CFA”) is the Fund’s Accounting agent. For its services, CFA earned $43,327for the six months ended June 30, 2014.

          Certain officers and/or an interested director of the Fund are also officers and/or director of FDCC, CSS, CFA and CFSI.

NOTE 3 – INVESTMENTS

          The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2014, aggregated $9,653,130 and $19,505,366, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

          Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes;

REMS REAL ESTATE INCOME 50/50 FUND NOTES TO THE FINANCIAL STATEMENTS June 30, 2014 (unaudited) (continued)

these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

          Income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

          The tax character of distributions paid during the six months ended June 30, 2014 and the year ended December 31, 2013, respectively, was as follows:

	Six months ended
	June 30, 2014 (unaudited)	Year ended December 31, 2013

Distributions paid from
Ordinary income	$3,279,484	$7,146,049
Accumulated net realized gain on investments	–	2,282,370
Return of capital	–	420,725

Total distributions	$3,279,484	$9,849,144

          As of June 30, 2014, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income	$123
Accumulated net realized loss on investments	(860,732)
Net unrealized appreciation (depreciation) of investments	14,599,009

$13,738,400

          As of June 30, 2014, the cost for Federal income tax purpose was $120,893,478.

Net unrealized appreciation consists of:
Gross unrealized appreciation	$15,938,000
Gross unrealized depreciation	(1,338,991)

Net unrealized depreciation	$14,599,009

REMS REAL ESTATE INCOME 50/50 FUND NOTES TO THE FINANCIAL STATEMENTS June 30, 2014 (unaudited) (continued)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

          Capital stock transactions for each class of shares were:

	Institutional Class		Class P
	Six Months Ended		Six Months Ended
	June 30, 2014		June 30, 2014
	(unaudited)		(unaudited)

	Shares	Value	Shares	Value

Shares sold	328,775	$4,329,653	1,782	$23,200
Shares reinvested	94,485	1,269,400	4,410	58,682
Shares redeemed	(1,072,622)	(14,098,170)	(19,816)	(265,870)

Net increase(decrease)	(649,362)	$(8,499,117)	(13,624)	$(183,988)

	Institutional Class		Class P
	Year ended		Year ended
	December 31, 2013		December 31, 2013

	Shares	Value	Shares	Value

Shares sold	4,276,140	$59,664,903	34,197	$484,516
Shares reinvested	227,964	3,647,517	13,078	170,079
Shares redeemed	(3,784,673)	(51,085,111)	(23,663)	(323,689)

Net increase(decrease)	769,432	$12,227,309	23,612	$330,906

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

          The Fund entered into an agreement with Capital Institutional Services, Inc. (“CAPIS”), a brokerage services provider, whereby a portion of the commissions from each portfolio transaction would be used for the benefit of the Fund and in no event would be used to pay any expenses properly chargeable to the Fund’s Advisor or any other person or entity. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator. The agreement with CAPIS was entered into on May 13, 2011. CAPIS transferred $1,082 to the Fund’s administrator to offset operating expenses for the six months ended June 30, 2014.

NOTE 7 – RISKS AND CONCENTRATIONS

          The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real

REMS REAL ESTATE INCOME 50/50 FUND NOTES TO THE FINANCIAL STATEMENTS June 30, 2014 (unaudited) (continued)

estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund also engages in borrowing for leverage. The Fund has the ability to borrow funds only from banks (leverage) on a secured basis to invest in portfolio securities. The Fund anticipates that, under normal circumstances, the Fund will have a level of leverage of 10% or more of its net assets a majority of the time. However, the Fund may have no leverage or less than 10% leverage for an extended period of time when the Fund believes that leverage or leverage of 10% or more is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing). At June 30, 2014, the Fund had no outstanding borrowings on this leverage agreement with ConvergEx Group.

          Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

          The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

          To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the return on the funds available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

          The average borrowings for the six months ended June 30, 2014 were $826,174. The interest rate charged for these borrowings, Fed Fund open rate plus 50 basis points, was 0.58% at June 30, 2014 (average rate for year was 0.58%) and the Fund incurred interest expense of $809 for the six months ended June 30, 2014.

REMS REAL ESTATE INCOME 50/50 FUND NOTES TO THE FINANCIAL STATEMENTS June 30, 2014 (unaudited) (continued)

NOTE 8 – SUBSEQUENT EVENTS

          Subsequent to the period ended June 30, 2014, a special meeting of the shareholders of the Fund was held for the purpose of considering the approval of a reorganization of the Fund into a corresponding newly created series of another investment company, the World Funds Trust. The reorganization was approved by the shareholders of the Fund and the closing of the reorganization took place on August 15, 2014.

          Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REMS REAL ESTATE INCOME 50/50 FUND SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

REMS REAL ESTATE INCOME 50/50 FUND FUND EXPENSES

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2014 and held for the six months ended June 30, 2014.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

INSTITUTIONAL CLASS	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 through June 30, 2014
Actual	$1,000	$1,147.60	$4.26
Hypothetical (5% return before expenses)	$1,000	$1,021.00	$4.01

CLASS P	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 through June 30, 2014
Actual	$1,000	$1,146.50	$5.59
Hypothetical (5% return before expenses)	$1,000	$1,019.75	$5.26

*  Expenses are equal to the Fund’s annualized expense ratio of 0.80% for Institutional Class and 1.05% for Class P, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Adviser:
Real Estate Management Services Group
1100 Fifth Avenue South,
Suite 305
Naples, Florida 34102

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway,
Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:
For account information, wire purchase or redemptions, call or write to the REMS fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway,
Suite 205
Richmond, Virginia 23235

More Information:
For 24 hour, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services, Inc. at (800) 527-9525 Toll Free. Fund information is also available online at www.theworldfunds.com

ITEM 2. CODE OF ETHICS.

     Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Schedule filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The World Funds, Inc.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: September 5, 2014

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: September 5, 2014

* Print the name and title of each signing officer under his or her signature